STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended			102 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Expenses
Salaries and benefits	$ 0	$ 0	$ 0	$ 67,335
Professional fees	86,834	76,153	46,599	491,490
Office and sundry	24,018	32,845	29,525	553,806
Rent	1,665	1,667	31,539	260,310
Consulting fees (including $80,080 $40,826 and $3,000 of non-employee stock compensation expense for 2013, 2012 and 2011, Notes 3 & 8)	448,338	120,798	57,856	10,271,081
Transfer agent fees	3,267	1,642	692	18,317
Loss on disposal of properties (Note 6)		0	0	731,866
Accretion expense (Note 7)	10,487	7,500	8,647	47,745
Depreciation	0	1,388	2,394	17,248
Total expenses	(574,609)	(241,995)	(177,252)	(12,459,199)
Other income (expense)
Interest and miscellaneous income	1,339	5,524	128	145,090
Interest expense	0	0	0	(26,444)
Loss on disposal of shares	0	0	0	(37,736)
Gain on settlement of loan	0	0	0	115,343
Foreign exchange loss	(8,780)	0	0	(8,780)
Change in fair value of derivative liability (Note 5)	(2,216,119)	(1,620,319)	1,806,379	(3,765,994)
Total other income (expense)	(2,223,560)	(1,614,795)	1,806,507	(3,578,522)
Income (loss) from continuing operations	(2,798,169)	(1,856,790)	1,629,255	(16,037,720)
Income (loss) from discontinued operations	0	0	0	122,755
Net income (loss) for the period	(2,798,169)	(1,856,790)	1,629,255	(15,914,965)
Other comprehensive income (loss)
Foreign currency translation adjustment	(280,325)	168,351	(111,582)	459,158
Comprehensive income (loss)	$ (3,078,494)	$ (1,688,439)	$ 1,517,673	$ (15,455,807)
Basis and diluted earnings (loss) per share (Note 9)
Basic income (loss) per common share	$ (0.03)	$ (0.03)	$ 0.02
Diluted income (loss) per common share	$ (0.03)	$ (0.03)	$ 0.02
Basic weighted average number of shares outstanding	80,057,824	71,340,773	68,847,251
Diluted weighted average number of shares outstanding (Note 9)	80,057,824	71,340,773	69,185,451